SCHEDULE OF INVESTMENTS

Ivy Mid Cap Income Opportunities Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Movies & Entertainment – 2.7%
Cinemark Holdings, Inc.	685	$23,171

Total Communication Services - 2.7%		23,171

Consumer Discretionary

Consumer Electronics – 2.9%
Garmin Ltd.	255	24,910

Home Furnishings – 3.0%
Leggett & Platt, Inc.	512	26,028

Hotels, Resorts & Cruise Lines – 1.2%
Wyndham Destinations, Inc.	200	10,316

Leisure Products – 5.9%
Hasbro, Inc.	246	26,005
Polaris, Inc.	247	25,072
		51,077

Restaurants – 2.8%
Cracker Barrel Old Country Store, Inc.(A)	155	23,868

Specialized Consumer Services – 2.8%
Service Corp. International	528	24,288

Total Consumer Discretionary - 18.6%		160,487

Consumer Staples

Household Products – 2.6%
Clorox Co. (The)	149	22,903

Total Consumer Staples - 2.6%		22,903

Energy

Oil & Gas Storage & Transportation – 6.0%
Rattler Midstream L.P.	1,427	25,392
Targa Resources Corp.	639	26,108
		51,500
Total Energy - 6.0%		51,500

Financials

Asset Management & Custody Banks – 3.3%
Ares Management Corp., Class A	789	28,164

Insurance Brokers – 2.8%
Arthur J. Gallagher & Co.	249	23,747

Property & Casualty Insurance – 2.8%
First American Financial Corp.	421	24,552

Regional Banks – 5.7%
Glacier Bancorp, Inc.	528	24,279
Umpqua Holdings Corp.	1,408	24,921
		49,200
Total Financials - 14.6%		125,663

Health Care

Health Care Facilities – 2.7%
Encompass Health Corp.	334	23,170

Health Care Services – 2.7%
Quest Diagnostics, Inc.	218	23,229

Total Health Care - 5.4%		46,399

Industrials

Aerospace & Defense – 2.6%
L3Harris Technologies, Inc.	113	22,307

Air Freight & Logistics – 2.8%
C.H. Robinson Worldwide, Inc.	314	24,558

Electrical Components & Equipment – 6.2%
nVent Electric plc	1,057	27,046
Rockwell Automation, Inc.	132	26,749
		53,795

Industrial Machinery – 2.8%
Snap-on, Inc.	142	24,015

Total Industrials - 14.4%		124,675

Information Technology

Data Processing & Outsourced Services – 5.2%
Broadridge Financial Solutions, Inc.	182	22,432
Paychex, Inc.	265	22,547
		44,979

Electronic Components – 2.8%
Maxim Integrated Products, Inc.	387	23,785

Electronic Equipment & Instruments – 2.7%
National Instruments Corp.	550	23,276

Semiconductors – 2.8%
Microchip Technology, Inc.	235	24,614

Total Information Technology - 13.5%		116,654

Materials

Fertilizers & Agricultural Chemicals – 2.7%
Scotts Miracle-Gro Co. (The)	223	23,656

Paper Packaging – 8.3%
Avery Dennison Corp.	191	24,992
Packaging Corp. of America	206	23,108
Sonoco Products Co.	385	23,759
		71,859

Specialty Chemicals – 2.9%
RPM International, Inc.	322	24,692

Total Materials - 13.9%		120,207

Real Estate

Residential REITs – 2.8%
American Campus Communities, Inc.	523	24,593

Total Real Estate - 2.8%		24,593

Utilities

Electric Utilities – 2.7%
OGE Energy Corp.	522	23,207

Total Utilities - 2.7%		23,207

TOTAL COMMON STOCKS – 97.2%		$839,459
(Cost: $684,085)

SHORT-TERM SECURITIES
Money Market Funds (C) - 4.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (B)	15,656	15,656
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	19,473	19,473
		35,129

TOTAL SHORT-TERM SECURITIES – 4.1%		$35,129

(Cost: $35,129)

TOTAL INVESTMENT SECURITIES – 101.3%		$874,588

(Cost: $719,214)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3)%		(11,165)

NET ASSETS – 100.0%		$863,423

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $15,337 are on loan.

(B) Investment made with cash collateral received from securities on loan.

(C) Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$ 839,459	$ —	$—
Short-Term Securities	35,129	—	—
Total	$ 874,588	$ —	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$719,214

Gross unrealized appreciation	157,094
Gross unrealized depreciation	(1,720)
Net unrealized appreciation	$155,374